SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of significant accounting policies [Abstract]
Schedule of condensed interim consolidated statement of financial position
Impact on the condensed interim consolidated statement of financial position:

	As reported	Adjustments	Amounts without adoption of IFRS 15

Deferred revenues*	1,365	(311)	1,054

Accumulated deficit	(138,374)	311	(138,063)

* Comprised of short term deferred revenues classified in other payable and long term deferred revenues.

Schedule of condensed interim consolidated statement of profit or loss
Impact on the condensed interim consolidated statements of comprehensive loss for the six months period ended June 30, 2018:

	As reported	Adjustments	Amounts without adoption of IFRS 15

Revenues	1,551	(20)	1,531
Financial expense	(1,898)	82	(1,816)
Net loss	(8,716)	62	(8,654)

Total Basic and diluted net loss per share	(0.32)	(0.0)	(0.32)

Impact on the condensed interim consolidated statements of comprehensive loss for the three months period ended June 30, 2018:

	As reported	Adjustments	Amounts without adoption of IFRS 15

Revenues	1,031	(11)	1,020
Financial expense	(994)	41	(953)
Net loss	(4,165)	30	(4,135)
Total Basic and diluted net loss per share	(0.15)	(0.0)	(0.15)